Consolidated Statements Of Cash Flows	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 144,011,799	906,395,868	807,625,038	859,019,253
Adjustments for:
Deferred taxes	13,335,514	83,932,389	(31,980,857)	12,130,935
Share-based compensation expense	4,660,892	29,335,181	33,289,216	30,575,390
Depreciation of property and equipment	9,672,486	60,877,662	54,444,577	52,965,806
Amortization of intangible assets and other assets	3,115,358	19,607,751	31,657,738	15,703,041
Loss from disposal of property and equipment	323,276	2,034,664	4,213,443	204,061
Impairment of intangible assets			46,557,669
Provision for (recovery of) doubtful debts	(298,369)	(1,877,904)	(1,031,746)	162,318
Net realized gain on investment held-for-trading				(320,777)
Gain on deconsolidation of a subsidiary	(793,331)	(4,993,146)	(68,774,051)
Share of loss of an equity investee	1,305,709	8,218,001	648,106
Changes in assets and liabilities:
Increase in accounts receivable	(320,050)	(2,014,362)	(7,144,958)	(961,407)
(Increase) decrease in prepayments and other current assets	2,863,811	18,024,537	21,524,192	(77,397,505)
(Increase) decrease in due from related parties	(527,581)	(3,320,543)	3,592	(3,592)
(Increase) decrease in due from research-and-development entity partners	499,944	3,146,600	(10,783,600)
Decrease in inventories	18,579	116,934	290,102	728,747
Increase in other assets				(85,239,597)
Increase in payables and accrued expenses	2,404,512	15,133,759	22,543,374	29,302,376
Increase (decrease) in advance from distributors	1,083,702	6,820,714	(14,057,759)	2,945,310
Increase in due to a related party	124,379	782,830
Increase in unrecognized tax benefit	4,717,699	29,692,724	4,803,660	5,142,414
(Decrease) increase in income tax payable	2,600,804	16,369,200	16,807,255	(11,358,696)
(Decrease) increase in deferred revenue	13,729,068	86,409,383	121,503,917	(81,839,193)
Net cash provided by operating activities	202,528,201	1,274,692,242	1,032,138,908	751,758,884
Cash flows from investing activities:
Payment for short-term investments	(593,156,547)	(3,733,267,990)	(6,823,806,000)	(3,239,964,493)
Proceeds received from maturity of short-term investments	960,858,503	6,047,547,330	7,872,494,000	2,810,062,992
Deposit for purchase of an office building			(18,921,000)
Investment in equity investees	(50,374,172)	(317,050,000)	(3,000,000)
Increase in long-term investments	(1,429,956)	(9,000,000)	(20,495,239)
Payment for available-for-sale investments				(34,157,500)
Payment for held-to-maturity securities	(15,888,400)	(100,000,000)		(500,000,000)
Purchase of property and equipment	(38,858,558)	(244,571,881)	(20,880,588)	(20,969,714)
Capitalized product development costs and purchased software	(1,748,081)	(11,002,249)	(15,653,901)	(35,383,116)
Proceeds from deconsolidation of a subsidiary			28,625,000
Deconsolidation of subsidiaries	(732,281)	(4,608,901)	(25,000,000)
Proceeds from disposal of intangible assets	3,972,100	25,000,000
Proceeds from disposal of property and equipment	35,523	223,580
Acquisition of a subsidiary, net of cash acquired			(15,016,811)	(1,510,103)
Net cash (used in) provided by investing activities	262,678,131	1,653,269,889	958,345,461	(1,021,921,934)
Cash flows from financing activities:
Proceeds from exercise of share options	22,007,263	138,511,514	17,760,783	18,734,326
Dividends to shareholders	(764,258,214)	(4,810,164,772)	(279,122,994)	(277,652,205)
Dividends to non controlling interests	(1,946,329)	(12,250,000)
Repurchase of shares	(3,648,097)	(22,960,759)		(62,846,075)
Capital contribution from non controlling interests	148,874	937,000	10,737,017	5,145,000
Capital contribution to non controlling interests	(564,753)	(3,554,500)
Net cash used in financing activities	(748,261,256)	(4,709,481,517)	(250,625,194)	(316,618,954)
Effect of exchange rate changes on cash and cash equivalents	(7,165,018)	(45,095,908)	(60,078,122)	(12,335,583)
Net (decrease) increase in cash and cash equivalents	(290,219,942)	(1,826,615,294)	1,679,781,053	(599,117,587)
Cash and cash equivalents at the beginning of year	441,210,747	2,776,936,322	1,097,155,269	1,696,272,856
Cash and cash equivalents at the end of year	150,990,805	950,321,028	2,776,936,322	1,097,155,269
Supplemental disclosures:
Income tax paid	(17,390,574)	(109,454,531)	(116,066,099)	(99,688,366)
Withholding income tax paid associated with the repatriation of cash for a special dividend	(17,692,883)	(111,357,239)
Tax benefit realized from stock options	1,069,520	6,731,453	920,398	555,978
Interest received	24,413,801	153,658,020	150,531,887	72,139,558
Non-cash investing activities: Deconsolidation of subsidiaries
- Intangible assets			25,000,000
- Due from related parties	9,125	57,429	(25,000,000)
- Non-controlling interests	(342,957)	(2,158,537)	3,750,000
- Acquisition of property and equipment and intangible assets included in payables and accrued expenses	820,639	5,165,018	1,889,955	(3,161,223)
- Investment in Huayi Giant Information			(32,774,051)